Consolidated Schedule of Investments
January 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–34.18%
U.S. Treasury Bills–12.62%(a)
U.S. Treasury Bills	3.39%	03/09/2023	$ 63,400	$ 63,188,878
U.S. Treasury Bills	4.64%	06/08/2023	81,500	80,189,655
U.S. Treasury Bills	4.77%	07/27/2023	78,700	76,942,309
				220,320,842
U.S. Treasury Floating Rate Notes–21.56%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	4.63%	01/31/2024	114,500	114,498,774
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	4.57%	04/30/2024	128,300	128,142,093
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.69%	07/31/2024	134,000	133,962,819
				376,603,686
Total U.S. Treasury Securities (Cost $597,092,930)				596,924,528
		Expiration Date
Commodity-Linked Securities–3.83%
Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index, multiplied by 2) (Canada)(c)(d)		12/26/2023	28,100	31,514,294
Royal Bank of Canada, 0.35% (linked to the RBC Enhanced EA07 Fed Funds 2x TR Index) (Canada)(c)(d)		12/29/2023	31,300	35,277,389
Total Commodity-Linked Securities (Cost $59,400,000)				66,791,683
			Shares
Money Market Funds–54.67%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(e)(f)			241,810,557	241,810,557
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(e)(f)			60,233,835	60,251,905
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Institutional Class, 4.47%(e)(f)			176,330,965	176,330,965
Invesco Treasury Obligations Portfolio, Institutional Class, 4.23%(e)(f)			380,000,000	380,000,000
Invesco Treasury Portfolio, Institutional Class, 4.30%(e)(f)			96,382,351	96,382,351
Total Money Market Funds (Cost $954,766,546)				954,775,778
Options Purchased–0.58%
(Cost $23,777,929)(g)				10,148,469
TOTAL INVESTMENTS IN SECURITIES–93.26% (Cost $1,635,037,405)				1,628,640,458
OTHER ASSETS LESS LIABILITIES–6.74%				117,678,563
NET ASSETS–100.00%				$1,746,319,021
Investment Abbreviations:
EMTN	– European Medium-Term Notes
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2023.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $66,791,683, which represented 3.82% of the Fund’s Net Assets.
(d)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$263,828,894	$118,374,347	$(140,392,684)	$-	$-	$241,810,557	$2,470,614
Invesco Liquid Assets Portfolio, Institutional Class	60,972,621	84,553,103	(85,280,488)	3,205	3,464	60,251,905	626,302
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	174,522,956	312,892,514	(311,084,505)	-	-	176,330,965	1,544,301
Invesco Treasury Obligations Portfolio, Institutional Class	380,000,000	-	-	-	-	380,000,000	3,646,510
Invesco Treasury Portfolio, Institutional Class	97,546,164	135,284,969	(136,448,782)	-	-	96,382,351	965,014
Total	$976,870,635	$651,104,933	$(673,206,459)	$3,205	$3,464	$954,775,778	$9,252,741

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(g)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
EURO STOXX 50 Index	Put	05/19/2023	110	EUR	3,500.00	EUR	3,850,000	$32,528
EURO STOXX 50 Index	Put	06/16/2023	110	EUR	3,600.00	EUR	3,960,000	55,727
EURO STOXX 50 Index	Put	07/21/2023	110	EUR	3,400.00	EUR	3,740,000	46,639
EURO STOXX 50 Index	Put	08/18/2023	110	EUR	3,500.00	EUR	3,850,000	68,164
EURO STOXX 50 Index	Put	09/15/2023	110	EUR	3,350.00	EUR	3,685,000	60,750
EURO STOXX 50 Index	Put	10/20/2023	110	EUR	3,200.00	EUR	3,520,000	54,651
EURO STOXX 50 Index	Put	01/19/2024	100	EUR	3,900.00	EUR	3,900,000	197,644
EURO STOXX 50 Index	Put	03/17/2023	110	EUR	4,150.00	EUR	4,565,000	100,453
EURO STOXX 50 Index	Put	02/17/2023	110	EUR	3,600.00	EUR	3,960,000	2,272
EURO STOXX 50 Index	Put	04/21/2023	110	EUR	3,700.00	EUR	4,070,000	33,125
EURO STOXX 50 Index	Put	11/17/2023	110	EUR	3,500.00	EUR	3,850,000	100,094
EURO STOXX 50 Index	Put	12/15/2023	110	EUR	3,875.00	EUR	4,262,500	198,035
FTSE 100 Index	Put	05/19/2023	50	GBP	7,225.00	GBP	3,612,500	46,848
FTSE 100 Index	Put	06/16/2023	50	GBP	7,375.00	GBP	3,687,500	73,046
FTSE 100 Index	Put	07/21/2023	50	GBP	6,950.00	GBP	3,475,000	45,924
FTSE 100 Index	Put	08/18/2023	50	GBP	7,200.00	GBP	3,600,000	72,122
FTSE 100 Index	Put	09/15/2023	50	GBP	7,000.00	GBP	3,500,000	70,889
FTSE 100 Index	Put	10/20/2023	50	GBP	6,800.00	GBP	3,400,000	64,108
FTSE 100 Index	Put	01/19/2024	45	GBP	7,450.00	GBP	3,352,500	154,230
FTSE 100 Index	Put	02/17/2023	50	GBP	7,175.00	GBP	3,587,500	3,390
FTSE 100 Index	Put	03/17/2023	50	GBP	7,025.00	GBP	3,512,500	10,479
FTSE 100 Index	Put	04/21/2023	50	GBP	7,250.00	GBP	3,625,000	32,671
FTSE 100 Index	Put	11/17/2023	50	GBP	7,050.00	GBP	3,525,000	92,156
FTSE 100 Index	Put	12/15/2023	50	GBP	7,450.00	GBP	3,725,000	155,955
MSCI Emerging Markets Index	Put	04/21/2023	65	USD	1,110.00	USD	7,215,000	497,900
MSCI Emerging Markets Index	Put	05/19/2023	65	USD	1,030.00	USD	6,695,000	227,500
MSCI Emerging Markets Index	Put	06/16/2023	65	USD	1,030.00	USD	6,695,000	263,900
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
MSCI Emerging Markets Index	Put	07/21/2023	65	USD	975.00	USD	6,337,500	$196,950
MSCI Emerging Markets Index	Put	08/18/2023	65	USD	970.00	USD	6,305,000	215,800
MSCI Emerging Markets Index	Put	09/15/2023	65	USD	950.00	USD	6,175,000	208,650
MSCI Emerging Markets Index	Put	10/20/2023	65	USD	850.00	USD	5,525,000	128,050
MSCI Emerging Markets Index	Put	12/15/2023	65	USD	970.00	USD	6,305,000	317,200
MSCI Emerging Markets Index	Put	01/19/2024	65	USD	960.00	USD	6,240,000	313,950
MSCI Emerging Markets Index	Put	02/17/2023	65	USD	1,170.00	USD	7,605,000	828,100
MSCI Emerging Markets Index	Put	03/17/2023	65	USD	1,130.00	USD	7,345,000	573,950
MSCI Emerging Markets Index	Put	11/17/2023	65	USD	840.00	USD	5,460,000	138,775
Nikkei 225 Index	Put	06/09/2023	28	JPY	25,500.00	JPY	714,000,000	126,916
Nikkei 225 Index	Put	06/09/2023	28	JPY	26,000.00	JPY	728,000,000	157,031
Nikkei 225 Index	Put	09/08/2023	28	JPY	25,750.00	JPY	721,000,000	212,961
Nikkei 225 Index	Put	09/08/2023	28	JPY	26,500.00	JPY	742,000,000	274,267
Nikkei 225 Index	Put	09/08/2023	28	JPY	27,750.00	JPY	777,000,000	401,183
Nikkei 225 Index	Put	12/08/2023	28	JPY	25,000.00	JPY	700,000,000	231,245
Nikkei 225 Index	Put	03/08/2024	28	JPY	24,250.00	JPY	679,000,000	234,472
Nikkei 225 Index	Put	03/10/2023	28	JPY	25,500.00	JPY	714,000,000	23,662
Nikkei 225 Index	Put	03/10/2023	28	JPY	25,750.00	JPY	721,000,000	27,965
Nikkei 225 Index	Put	06/09/2023	28	JPY	27,250.00	JPY	763,000,000	257,058
Nikkei 225 Index	Put	12/08/2023	29	JPY	26,250.00	JPY	761,250,000	338,647
Nikkei 225 Index	Put	12/08/2023	29	JPY	27,000.00	JPY	783,000,000	414,397
S&P 500 Index	Put	05/19/2023	8	USD	4,075.00	USD	3,260,000	109,280
S&P 500 Index	Put	06/16/2023	8	USD	4,050.00	USD	3,240,000	115,640
S&P 500 Index	Put	08/18/2023	8	USD	4,100.00	USD	3,280,000	153,560
S&P 500 Index	Put	09/15/2023	8	USD	3,900.00	USD	3,120,000	117,040
S&P 500 Index	Put	10/20/2023	8	USD	3,625.00	USD	2,900,000	81,560
S&P 500 Index	Put	12/15/2023	8	USD	4,100.00	USD	3,280,000	190,720
S&P 500 Index	Put	01/19/2024	8	USD	3,900.00	USD	3,120,000	151,840
S&P 500 Index	Put	02/17/2023	8	USD	4,375.00	USD	3,500,000	236,280
S&P 500 Index	Put	03/17/2023	8	USD	4,225.00	USD	3,380,000	137,600
S&P 500 Index	Put	04/21/2023	8	USD	4,425.00	USD	3,540,000	271,160
S&P 500 Index	Put	07/21/2023	8	USD	3,750.00	USD	3,000,000	70,000
S&P 500 Index	Put	11/17/2023	8	USD	3,875.00	USD	3,100,000	131,360
Total Index Options Purchased								$10,148,469

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	376	June-2023	$31,520,080	$1,950,103	$1,950,103
Gasoline Reformulated Blendstock Oxygenate Blending	330	February-2023	35,575,848	1,777,900	1,777,900
Natural Gas	155	November-2023	6,424,750	(2,545,685)	(2,545,685)
New York Harbor Ultra-Low Sulfur Diesel	234	March-2023	29,859,430	1,397,615	1,397,615
Silver	72	March-2023	8,580,960	315,090	315,090
WTI Crude	350	July-2023	27,562,500	1,231,481	1,231,481
Subtotal				4,126,504	4,126,504
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Futures Contracts(a)—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	1,213	March-2023	$117,624,610	$7,255,731	$7,255,731
EURO STOXX 50 Index	565	March-2023	25,619,947	1,402,444	1,402,444
FTSE 100 Index	452	March-2023	43,183,933	1,295,966	1,295,966
MSCI Emerging Markets Index	525	March-2023	27,420,750	1,548,997	1,548,997
Nikkei 225 Index	199	March-2023	41,737,026	(663,195)	(663,195)
Subtotal				10,839,943	10,839,943
Interest Rate Risk
Australia 10 Year Bonds	2,185	March-2023	185,730,167	(3,243,997)	(3,243,997)
Canada 10 Year Bonds	2,220	March-2023	210,662,658	1,613,235	1,613,235
Euro-Bund	1,185	March-2023	176,261,529	(5,912,531)	(5,912,531)
Japan 10 Year Bonds	136	March-2023	153,129,951	(1,119,925)	(1,119,925)
Long Gilt	928	March-2023	119,568,256	(1,644,403)	(1,644,403)
U.S. Treasury Long Bonds	737	March-2023	95,717,875	1,922,727	1,922,727
Subtotal				(8,384,894)	(8,384,894)
Subtotal—Long Futures Contracts				6,581,553	6,581,553
Short Futures Contracts
Equity Risk
E-Mini S&P 500 Index	4	March-2023	818,000	(51,057)	(51,057)
Total Futures Contracts				$6,530,496	$6,530,496

(a)	Futures contracts collateralized by $69,504,742 cash held with Merrill Lynch International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.27%	Monthly	215,500	August—2023	USD	23,941,576	$—	$237,718	$237,718
Cargill, Inc.	Receive	Monthly Rebalance Commodity Excess Return Index	0.44	Monthly	6,450	September—2023	USD	7,898,122	—	219,145	219,145
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	174,000	June—2023	USD	17,219,666	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.14	Monthly	13,700	November—2023	USD	2,974,059	—	0	0
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Index Excess Return	0.30	Monthly	153,000	July—2023	USD	18,349,030	—	314,078	314,078
Royal Bank of Canada	Receive	RBC Enhanced Agricultural Basket 07 Excess Return Index	0.35	Monthly	247,500	May—2023	USD	34,377,973	—	0	0
Subtotal — Appreciation									—	770,941	770,941
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.26%	Monthly	24,500	November—2023	USD	18,695,374	$—	$(121,934)	$(121,934)
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	79,300	March—2023	USD	34,393,956	—	(2,509,036)	(2,509,036)
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	154,500	November—2023	USD	21,401,958	—	(1,081)	(1,081)
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	3,900	January—2024	USD	3,400,709	—	(38,172)	(38,172)
Subtotal — Depreciation									—	(2,670,223)	(2,670,223)
Total — Total Return Swap Agreements									$—	$(1,899,282)	$(1,899,282)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $6,570,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI EMU Momentum Index	1 mo. EURIBOR - 0.845%	Monthly	5,000	June—2023	EUR	25,216,980	$—	$195,473	$195,473
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.400%	Monthly	57,066	February—2023	JPY	150,234,234	—	31,031	31,031
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR - 0.330%	Monthly	47,594	February—2023	JPY	124,173,698	—	31,127	31,127
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.240%	Monthly	130,000	February—2023	JPY	342,243,200	—	70,690	70,690
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.510%	Monthly	2,311,542	July—2023	JPY	6,074,108,260	—	1,344,145	1,344,145
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR-0.075%	Monthly	90,000	February—2023	JPY	234,811,800	—	58,862	58,862
Goldman Sachs International	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.650%	Monthly	390	May—2023	USD	2,520,605	—	17,634	17,634
Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.400%	Monthly	81,392	February—2023	JPY	214,275,835	—	44,259	44,259
Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.540%	Monthly	75,000	July—2023	JPY	198,170,250	—	35,234	35,234
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.540%	Monthly	25,000	July—2023	JPY	66,056,750	$—	$11,745	$11,745
Goldman Sachs International	Receive	MSCI Japan Quality Index	TONAR - 0.330%	Monthly	64,937	February—2023	JPY	169,421,932	—	42,470	42,470
Goldman Sachs International	Receive	MSCI Japan Quality Index	TONAR - 0.390%	Monthly	777,469	July—2023	JPY	2,052,751,401	—	321,643	321,643
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.560%	Monthly	1,700	May—2023	USD	10,987,253	—	76,867	76,867
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.630%	Monthly	4,506	August—2023	USD	29,122,684	—	203,742	203,742
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.630%	Monthly	3,004	August—2023	USD	19,415,122	—	135,828	135,828
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.360%	Monthly	2,650	May—2023	USD	19,206,034	—	11,484	11,484
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.360%	Monthly	200	May—2023	USD	1,449,512	—	867	867
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.380%	Monthly	3,400	May—2023	USD	21,111,042	—	9,609	9,609
J.P. Morgan Chase Bank, N.A.	Receive	Invesco US Large Cap Broad Quality Total Return Index	SOFR + 0.380%	Monthly	2,350	May—2023	USD	20,971,635	—	545,875	545,875
Merrill Lynch International	Receive	MSCI EMU Quality Index	1 Mo EURIBOR - 0.625%	Monthly	6,700	July—2023	EUR	26,713,503	—	144,767	144,767
Subtotal — Appreciation									—	3,333,352	3,333,352
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI EMU Minimum Volatility Index	1 mo. EURIBOR - 0.400%	Monthly	8,300	March—2023	EUR	25,409,205	$—	$(163,683)	$(163,683)
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR - 0.385%	Monthly	1,800,000	July—2023	JPY	4,878,432,000	—	(222,502)	(222,502)
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.700%	Monthly	9,904	July—2023	USD	18,406,881	—	(19,214)	(19,214)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.180%	Monthly	550	May—2023	GBP	2,767,716	—	(37,659)	(37,659)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.180%	Monthly	4,000	May—2023	GBP	20,128,840	—	(273,883)	(273,883)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.180%	Monthly	224	May—2023	GBP	1,347,604	—	(19,930)	(19,930)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.180%	Monthly	385	May—2023	GBP	2,316,195	—	(34,256)	(34,256)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.180%	Monthly	3,141	May—2023	GBP	18,896,539	—	(279,473)	(279,473)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.180%	Monthly	60	April—2023	GBP	417,886	—	(3,099)	(3,099)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.180%	Monthly	180	April—2023	GBP	1,253,659	—	(9,296)	(9,296)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.180%	Monthly	1,320	April—2023	GBP	9,193,496	—	(68,172)	(68,172)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.560%	Monthly	5,500	May—2023	USD	10,221,915	—	(10,670)	(10,670)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.600%	Monthly	6,580	August—2023	USD	12,235,115	—	(18,753)	(18,753)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.630%	Monthly	1,142	August—2023	USD	2,122,441	$—	$(2,215)	$(2,215)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.630%	Monthly	202	August—2023	USD	375,423	—	(392)	(392)
Merrill Lynch International	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.179%	Monthly	1,320	June—2023	GBP	9,193,496	—	(68,172)	(68,172)
Merrill Lynch International	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.179%	Monthly	440	June—2023	GBP	3,064,499	—	(22,724)	(22,724)
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.620%	Monthly	1,455	May—2023	USD	2,704,161	—	(2,823)	(2,823)
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR+ 0.720%	Monthly	8,017	March—2023	USD	14,899,835	—	(15,553)	(15,553)
Subtotal — Depreciation									—	(1,272,469)	(1,272,469)
Total — Total Return Swap Agreements									$—	$2,060,883	$2,060,883

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $6,570,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index
	Long Futures Contracts
	Coffee	6.14%
	Corn	8.08
	Cotton	18.63
	Lean Hogs	0.49
	Live Cattle	0.88
	Soybean	18.59
	Soybean Oil	14.00
	Soymeal	20.29
	Sugar	6.22
	Wheat	6.68
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
RBC Enhanced EA07 Fed Funds 2x TR Index
	Long Futures Contracts
	Coffee	6.14%
	Corn	8.08
	Cotton	18.63
	Lean Hogs	0.49
	Live Cattle	0.88
	Soybean	18.59
	Soybean Oil	14.00
	Soymeal	20.29
	Sugar	6.22
	Wheat	6.68
	Total	100.00%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
Monthly Rebalance Commodity Excess Return Index
	Long Futures Contracts
	Coffee	6.14%
	Corn	8.08
	Cotton	18.63
	Lean Hogs	0.49
	Live Castle	0.88
	Soybean	18.59
	Soybean Oil	14
	Soymeal	20.29
	Sugar	6.22
	Wheat	6.68
	Total	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
S&P GSCI Aluminum Dynamic Roll Index Excess Return
	Long Futures Contracts
	Aluminium	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
RBC Enhanced Agricultural Basket 07 Excess Return Index
	Long Futures Contracts
	Coffee	6.14%
	Corn	8.08
	Cotton	18.63
	Lean Hogs	0.49
	Live Cattle	0.88
	Soybean	18.59
	Soybean Oil	14.00
	Soymeal	20.29
	Sugar	6.22
	Wheat	6.68
	Total	100.00%
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%

Abbreviations:
EMU	—European Economic and Monetary Union
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
JPY	—Japanese Yen
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
TONAR	—Tokyo Overnight Average Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$596,924,528	$—	$596,924,528
Commodity-Linked Securities	—	66,791,683	—	66,791,683
Money Market Funds	954,775,778	—	—	954,775,778
Options Purchased	10,148,469	—	—	10,148,469
Total Investments in Securities	964,924,247	663,716,211	—	1,628,640,458
Other Investments - Assets*
Futures Contracts	21,711,289	—	—	21,711,289
Swap Agreements	—	4,104,293	—	4,104,293
	21,711,289	4,104,293	—	25,815,582
Other Investments - Liabilities*
Futures Contracts	(15,180,793)	—	—	(15,180,793)
Swap Agreements	—	(3,942,692)	—	(3,942,692)
	(15,180,793)	(3,942,692)	—	(19,123,485)
Total Other Investments	6,530,496	161,601	—	6,692,097
Total Investments	$971,454,743	$663,877,812	$—	$1,635,332,555

*	Unrealized appreciation (depreciation).
Invesco Balanced-Risk Allocation Fund